Related party transactions - Narrative (Details)	12 Months Ended
	Sep. 30, 2021 USD ($) ft² lease	Sep. 30, 2020 USD ($)
Chief Executive Officer
Related party transactions
Number of leases | lease	6
Lease area | ft²	74,520
Lease payments	$ 52,000
Director
Related party transactions
Fees for directors	203,000	$ 170,000
Stock-based compensation for Directors	$ 1,036,000